Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation and Use of Estimates

In the opinion of management, the accompanying unaudited condensed consolidated financial statements (“condensed financial statements”) have been prepared on a basis consistent with the Company’s December 31, 2013 audited financial statements, and include all adjustments, consisting of only normal recurring adjustments, necessary to fairly state the information set forth therein. The condensed financial statements have been prepared in accordance with U.S. Securities and Exchange Commission (“SEC”) rules for interim financial information, and, therefore, omit certain information and footnote disclosures necessary to present the statements in accordance with generally accepted accounting principles in the United States (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates. These condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013, which was filed with the SEC on March 28, 2014. The accompanying condensed consolidated balance sheet as of December 31, 2013 has been derived from the audited financial statements at that date, but does not include all information and footnotes required by GAAP for a complete set of financial statements. The results of operations for the three and nine months ended September 30, 2014 may not be indicative of the results to be expected for the entire year or any future periods.

Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.
Derivative Liability for Warrants to Purchase Common Stock [Policy Text Block]

Derivative Liabilities for Warrants to Purchase Common Stock

Derivative liabilities for warrants represents the fair value of warrants issued in connection with private placements of shares of the Company’s common stock. The fair values of these warrants are presented as liabilities based on certain net cash settlement and exercise price reset, or down round provisions. These derivative liabilities, which are recorded on the accompanying condensed consolidated balance sheets, are calculated utilizing the Monte Carlo simulation valuation method. Changes in the fair values of these warrants are recognized as other income or expense in the related statement of operations.

Derivative Liability for Warrants to Purchase Common Stock

The derivative liability for warrants represents the fair value of warrants issued in connection with private placements of shares of the Company’s common stock (see Note 8). These warrants are presented as liabilities based on certain exercise price reset and net cash settlement provisions. The liability, which is recorded at fair value on the accompanying balance sheets, is calculated utilizing the Monte Carlo simulation valuation method. The change in fair value of these warrants is recognized as other income or expense in the statements of operations.

Derivatives, Policy [Policy Text Block]

Other Derivative Financial Instruments

The Company adjusts its derivative financial instruments to fair value at each balance sheet date (see Note 6). Changes in the fair values of derivatives are recorded each period as gains or losses in the statements of operations unless the derivatives qualify for hedge accounting. At December 31, 2013 and 2012, the Company did not have any derivative instruments that were designated as hedges.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The Company measures and records certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority, referred to as Level 1, to quoted prices in active markets for identical assets and liabilities. The next priority, referred to as Level 2, is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active; that is, markets in which there are few transactions for the asset or liability. The lowest priority, referred to as Level 3, is given to unobservable inputs. The table below reflects the level of the inputs used in the Company’s fair value calculation for instruments carried at fair value at:

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

September 30, 2014
Derivative liabilities - warrants	$-	$-	$3,169,679	$3,169,679

December 31, 2013
Derivative liabilities - warrants	$-	$-	$3,747,858	$3,747,858

Fair Value Measurements

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values of the Company’s outstanding notes payable at December 31, 2013:

	Carrying Values	Estimated Fair Value
Related party Boston Scientific convertible notes payable	$4,338,601	$4,000,842
Note payable	3,852,183	3,852,183
Junior secured notes payable	232,405	2,095,610

The difference between the carrying value of the related party Boston Scientific convertible notes payable, which is equal to the face value due to troubled debt restructuring accounting (see Note 6), and the estimated fair value is attributable to the fact that no interest is charged per the terms of the convertible notes payable, which is below market. The difference between the carrying value and the fair value of the junior secured notes payable relates to an unamortized debt discount (see Note 7).

The Company measures and records certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”), the next priority is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability (“Level 2”) and the lowest priority to unobservable inputs (“Level 3”). The table below reflects the level of the inputs used in the Company’s fair value calculation for instruments carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

At December 31, 2013:
Derivative liability - warrants	$-	$-	$3,747,858	$3,747,858
Derivative liability - conversion option	-	-	-	-

At December 31, 2012:
Derivative liability - warrants	$-	$-	$2,128,302	$2,128,302
Derivative liability - conversion option	-	-	789	789

Inventory, Policy [Policy Text Block]

Inventory

Inventory is carried at the lower of cost (first-in, first-out method) or net realizable value. Substantially all items included in inventory relate to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment, including loaned ClearPoint systems, are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the life of the related lease.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment). Whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets exceeds the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses for the years ended December 31, 2013 or 2012.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company’s revenues are comprised of: (1) product revenues resulting from the sale of ClearPoint system reusable products, disposable products and ClearTrace system components; (2) license and development arrangements; (3) development service revenues; and (4) other service revenues. The Company recognizes revenue when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is probable and, for product revenues, risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1)	Product Revenues

Sales of ClearPoint reusable products: Generally, revenues related to ClearPoint reusable product sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the installation. Reusable products include software which is integral to the utility of the system as a whole. Sales of reusable products that have stand-alone value to the customer are recognized when risk of loss passes to the customer. Sales of ClearPoint reusable products to a distributor that has been trained to perform system installations and to conduct ClearPoint physician training are recognized at the time risk of loss passes to the distributor.

Sales of disposable products: Revenues from the sale of disposable products are recognized at the time risk of loss passes to the customer, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with the customer.

Sales of ClearTrace components: Sales of ClearTrace system components to research sites for non-commercial use are recognized at the time risk of loss passes to the customer, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with the customer. The Company does not have regulatory clearance or approval to sell ClearTrace system components for commercial use.

(2)

License and Development Arrangements — The Company analyzes revenue recognition on an agreement by agreement basis. The Company determines whether the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding multiple-element arrangements requires management to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement.

(3)

Development Service Revenues — The Company is party to an agreement to provide development services to a third party. Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits), plus an overhead markup of the direct internal labor costs incurred. Revenue is recognized in the period in which the Company incurs the related costs.

(4)

Other Service Revenues — Other service revenues are comprised primarily of installation fees charged in connection with ClearPoint system installations and ClearPoint service agreement revenues. Typically, the Company will bill upfront for service agreements, which have terms ranging from one to three years. These amounts are recognized as revenues ratably over the term of the related service agreement.

Revenue Recognition

The Company’s revenues arise from: (1) product revenues resulting from the sale of ClearPoint system reusable components and the sale of ClearPoint system disposable products; (2) license and development arrangements; (3) development service revenues; and (4) other service revenues. The Company recognizes revenue when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is probable and risk of loss has transferred to the customer for product revenues. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Product Revenues— Sales of ClearPoint system reusable components: Generally, revenues related to ClearPoint system sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the ClearPoint system installation. ClearPoint system reusable components include software which is integral to the utility of the ClearPoint system as a whole. Sales of reusable components that have stand-alone value to the customer are recognized when risk of loss passes to the customer. Sales of reusable components to a distributor that has been trained to perform ClearPoint system installations are recognized at the time risk of loss passes to the distributor.

Sales of ClearPoint disposable products: Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system are recognized at the time risk of loss passes to the customer, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with the customer.

(2) License and development arrangements— The Company analyzes revenue recognition on an agreement by agreement basis. The Company determines whether the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding multiple-element arrangements requires management to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Amounts received related to substantive, performance-based milestones in research and development arrangements will be recognized upon receipt. Future product royalty income under such arrangements will be recognized as the related products are sold and amounts are payable to the Company.

(3) Development Service Revenues— The Company is party to an agreement to provide development services to a third party. Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits), plus an overhead markup of the direct internal labor costs incurred. Revenue is recognized in the period in which the Company incurs the related costs. During the years ended December 31, 2013 and 2012, the Company recorded development service revenues of approximately $284,000 and $531,000, respectively, related to this agreement. From time to time, the Company may also perform development services for other third parties evidenced by either a development agreement or a purchase order. During 2012, the Company recorded revenues totaling $10,000 for such services.

(4) Other Service Revenues— Other service revenues are comprised primarily of installation fees charged in connection with ClearPoint system installations and service agreement revenues. Typically, the Company will bill upfront for service agreements that have terms ranging from one to three years. These amounts are recognized as revenues ratably over the term of the related service agreement.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Costs related to research, design and development of products are charged to research and development expense as incurred. These costs include direct salary and employee benefit related costs for research and development personnel, costs for materials used in research and development activities, sponsored research and costs for outside services. Since most of the expenses associated with the Company’s development service revenues relate to existing internal resources, these amounts are included in research and development costs.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date. The Company provides a valuation allowance against net deferred income tax assets unless, based upon available evidence, it is more likely than not the deferred income tax assets will be realized. . The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2013, the Company has no accrued interest or penalties related to uncertain tax positions.

Other Income (Expense) Policy [Policy Text Block]		The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense.
Earnings Per Share, Policy [Policy Text Block]

Net Loss Per Share

Basic loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without giving consideration to common stock equivalents. Diluted loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. The calculation of diluted net loss per share does not include the weighted average number of common stock equivalents outstanding for the period because to do so would be anti-dilutive. Accordingly, for all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because of the anti-dilutive result:

	As of September 30,
	2014	2013

Stock options	7,554,725	6,739,877
Warrants	13,327,115	12,203,489
Shares under convertible note agreements	-	542,325
	20,881,840	19,485,691

Net Loss Per Share

Basic loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without giving consideration to common stock equivalents. Diluted loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. The calculation of diluted net loss per share does not include the weighted average number of common stock equivalents outstanding for the period because to do so would be anti-dilutive. Accordingly, for all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because of the anti-dilutive result:

	As of December 31,
	2013	2012

Stock options	7,430,225	6,432,127
Warrants	12,136,865	8,763,836
Shares under convertible note agreements	542,325	4,454,362
	20,109,415	19,650,325

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) based on fair value. The fair value of each award is estimated as of the grant date and amortized as compensation expense over the requisite vesting period. The fair values of the Company’s share-based awards are estimated on the grant dates using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated award terms and risk-free interest rates for the expected terms. To estimate the expected terms, the Company utilizes the “simplified” method for “plain vanilla” options discussed in the SEC’s Staff Accounting Bulletin 107 (“SAB 107”). The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method apply to the Company and the Company’s share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available. The Company based its estimate of expected volatility on the average of historical volatilities of publicly traded companies it deemed similar to the Company because the Company lacks its own relevant historical volatility data. The Company will consistently apply this methodology until a sufficient amount of historical information regarding the volatility of the Company’s own share prices becomes available. The Company utilizes risk-free interest rates based on zero-coupon U.S. treasury instruments, the terms of which are consistent with the expected terms of the stock awards. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value Determination of Share-Based Transactions

Since May 21, 2012, the Company’s common stock has been traded in the over-the-counter market and has been quoted on OTC Markets and the OTC Bulletin Board under the symbol MRIC. Since the Company’s common stock has been publicly traded, the closing stock price has been used as a key input in determining the fair value for share-based transactions.Prior to the time the Company’s stock became publicly traded, the fair value of the Company’s common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities (“share-based transactions”), were estimated by management, with input from a third-party valuation specialist from time to time.

Determining the fair value of shares of privately held companies requires making complex and subjective judgments. Prior to the time the Company’s common stock was publicly traded, the Company used the income approach, the market approach, and the probability weighted expected return method to estimate the enterprise values for the dates on which these transactions occurred. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discounts for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration Risks and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company holds its cash and cash equivalents on deposit with financial institutions in the United States insured by the Federal Deposit Insurance Corporation. At December 31, 2013 no amounts on deposit were in excess of insured limits.

Accounts receivable at December 31, 2013 and all product revenues recognized for the year ended December 31, 2013 relate to sales and services to a limited number of customers located in the United States (“U.S.”) and to one distributor outside of the U.S. Three customers in the U.S. represented 28.0%, 18.4%, and 15.0%, respectively, of the Company’s accounts receivable balance at December 31, 2013. No other customer represented more that 7.5% of total accounts receivable. For the year ended December 31, 2013, sales to one of these customers represented 19.6% of total product sales. No other single customer represented greater than 9% of sales. The Company may perform credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful, but the Company has not experienced any credit losses or recorded any allowances to date.

The Company is subject to risks common to emerging companies in the medical device industry including, but not limited to: new technological innovations; dependence on key personnel; dependence on key suppliers; changes in general economic conditions and interest rates; protection of proprietary technology; compliance with changing government regulations; uncertainty of widespread market acceptance of products; access to credit for capital purchases by customers; and product liability claims. Certain components used in manufacturing have relatively few alternative sources of supply and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company’s supply requirements may negatively impact future operating results.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers,” which creates a new Topic, Accounting Standards Codification (“ASC”) Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard is effective for the Company beginning in 2017 and allows for either full retrospective adoption or modified retrospective adoption. The Company is currently evaluating the impact of the adoption of ASC Topic 606 on its financial statements.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern” which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if “conditions or events raise substantial doubt about [the] entity’s ability to continue as a going concern.” The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The adoption of this guidance is not expected to have any impact on the Company’s results of operations or financial position. The Company is currently evaluating the impact of this update on future disclosures concerning its liquidity position.

Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements which we believe will have a material impact on our financial statements. Likewise, we do not believe that any recently issued, but not yet effective, accounting standards will, if adopted, have a material impact on our financial statements.